Ordinary shares	12 Months Ended
Dec. 31, 2022
Ordinary shares.
Ordinary shares
11	Ordinary shares

Immediately prior to the completion of the IPO, the Company adopted a dual class share structure. All of the outstanding ordinary shares prior to the completion of the IPO were automatically redesignated or converted into Class B ordinary shares on a one-for-one basis, and all ordinary shares issued in or after the completion of the IPO are Class A ordinary shares. All share-based awards, regardless of grant dates, will entitle holders to the equivalent number of Class A shares once the vesting and exercising conditions on such share-based compensation awards are met. Class A ordinary shares and Class B ordinary shares vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as may otherwise be required by law.

Each holder of class A ordinary shares is intitled to one vote per share and each holder of class B ordinary shares is entitled to ten votes per share on all matters submitted to them for a vote.

On June 4, 2020, the Company completed its follow-on offering on the New York Stock Exchange. The Company sold 4,907,100 Class A ordinary shares at US$1.27 per share, including the exercise of the over-allotment option. The total gross capital raise was approximately US$6,216.

As of December 31, 2021 and 2022, 1,500,000,000 ordinary shares have been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 350,000,000 Class B ordinary shares of a par value of US$0.0001 each and (iii) 150,000,000 shares of a par value of US$0.0001 each of such class or classes however designated by the Board of Directors.

As of December 31, 2020, 325,733,064 ordinary shares have been issued, of which 196,045,898 were Class A ordinary shares and 129,687,166 were Class B ordinary shares. 323,640,564 ordinary shares are outstanding, of which 193,953,398 were Class A ordinary shares and 129,687,166 were Class B ordinary shares. The movement of Class A ordinary shares for the year ended 2020 includes exercise of share options of 5,103,015 shares, settlement of RSU by new issuance of 1,865,055 shares, follow-on public offering of 4,907,100 shares, repurchase of class A ordinary shares of 2,094,000 shares, treasury shares used in settlement of restricted shares of 1,808,220 shares and Class B ordinary shares conversion to Class A ordinary shares of 93,426,495 shares. The movement of Class B ordinary shares for the year ended 2020 includes Class B ordinary shares conversion to Class A ordinary shares of 93,426,495 shares.

As of December 31, 2021, 337,489,751 ordinary shares have been issued, of which 233,882,749 were Class A ordinary shares and 103,607,002 were Class B ordinary shares. 333,581,801 ordinary shares are outstanding, of which 229,974,799 were Class A ordinary shares and 103,607,002 were Class B ordinary shares. The movement of Class A ordinary shares for the year ended 2021 includes exercise of share options of 4,287,360 shares, settlement of RSU by new issuance of 4,243,680 shares, issuance for acquisition of subsidiaries of 3,225,647 shares, repurchase of class A ordinary shares of 1,815,450 shares and Class B ordinary shares conversion to Class A ordinary shares of 26,080,164 shares. The movement of Class B ordinary shares for the year ended 2021 includes Class B ordinary shares conversion to Class A ordinary shares of 26,080,164 shares.

11Ordinary shares (Continued)

As of December 31, 2022, 337,816,197 ordinary shares have been issued, of which 234,209,217 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. 337,816,197 ordinary shares are outstanding, of which 234,209,217 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. The movement of Class A ordinary shares for the year ended 2022 includes exercise of share options of 34,995 shares, settlement of RSU by new issuance of 291,495 shares, treasury shares used in settlement of restricted shares of 3,907,950 shares and cancelation of 22 shares. The movement of Class B ordinary shares for the year ended 2022 includes cancelation of 22 shares.